Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Inventories (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of inventories [line items]
Inventories	$ 69,918	$ 156,306	$ 55,829
Electronics [member]
Disclosure of inventories [line items]
Inventories	60,084	127,793	31,050
Home and health care [member]
Disclosure of inventories [line items]
Inventories	10,774	28,385	25,113
Tools and workshop equipment [member]
Disclosure of inventories [line items]
Inventories	237	700	361
Obsolescence reserve [member]
Disclosure of inventories [line items]
Inventories	$ (1,177)	$ (572)	$ (695)